Deferred income tax - Deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	$ 304,726	$ 279,478
Increase/(Decrease) of deferred tax liabilities for the year	37,230	19,214
Translation differences and inflation adjustment	(54,458)	6,034
Balances at December 31	287,498	304,726
Tax inflation adjustment
Deferred tax liabilities
Balances at January 1	13,449	32,322
Increase/(Decrease) of deferred tax liabilities for the year	1,822	(5,295)
Translation differences and inflation adjustment	(4,344)	(13,578)
Balances at December 31	10,927	13,449
Other liabilities
Deferred tax liabilities
Balances at January 1	7,106	8,085
Increase/(Decrease) of deferred tax liabilities for the year	8,943	76
Translation differences and inflation adjustment	133	(1,055)
Balances at December 31	16,182	7,106
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	325,281	319,885
Increase/(Decrease) of deferred tax liabilities for the year	47,995	13,995
Translation differences and inflation adjustment	(58,669)	(8,599)
Balances at December 31	$ 314,607	$ 325,281